Intangible Assets - Net - Additional Information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Amortization	$ 2,655	$ 2,395	$ 1,967